Equity Financings (Details Narrative) - White Lion Purchase Agreement [Member] - Common Stock [Member] - USD ($)	1 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares	2,361,514	2,361,514
Number of shares issued value	$ 1,300,000	$ 1,300,000
Number of shares exceed			2,501,700